M U N I C I P A L   P A R T N E R S   F U N D   I N C .

Dear Shareholder:

We are pleased to provide the semi-annual report for the Municipal Partners Fund Inc. ("Fund") for the period ended June 30, 2002. Included is our market commentary, a schedule of the Fund's investments at the close of the period, and unaudited financial statements for the period ended June 30, 2002.

The Fund distributed income dividends to common shareholders totaling $0.38 per common share during the period. The table below shows the annualized distribution rate and the six-month total return based on the Fund's June 30, 2002 net asset value ("NAV") per share and its New York Stock Exchange ("NYSE") closing price: 1

              Price                  Annualized              Six-Month
            Per Share            Distribution Rate 2        Total Return 2
          --------------         -------------------        --------------
          $14.75 (NAV)                  5.29%                   5.25%
          $13.20 (NYSE)                 5.91%                   7.92%

In comparison, the Lipper Inc. ("Lipper") 3 general municipal debt closed-end funds (leveraged) category returned an average of 5.64% during the six months ended June 30, 2002.

SPECIAL NOTICE TO SHAREHOLDERS

A favorable cost of borrowing resulting from low short-term interest rates enabled the Fund to increase the dividend rate on common shares twice during the reporting period. In addition, the dividend rate was increased again on July 18, 2002 (after the close of the reporting period).

INVESTMENT STRATEGY

Salomon Brothers Asset Management Inc's ("SBAM") philosophy of focusing on long-term fundamentals, rigorous credit analysis and sector selection remains the foundation of its management approach. SBAM's investment process begins with the Investment Policy Committee, which is comprised of senior SBAM portfolio managers across various asset classes and sectors. (Robert Amodeo represents the municipal fixed-income sector as a member of the Investment Policy Committee.) The Investment Policy Committee's outlook for interest-rate movements and the

----------------
1 The NAV is calculated by subtracting total liabilities and outstanding preferred stock from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (net assets of common shareholders) by the total number of common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which the investor may buy or sell shares of the Fund is its market price (NYSE) as determined by supply of and demand for the Fund's shares.
2 Total returns are based on changes in NAV or the market price, respectively.
  Total returns assume the reinvestment of all dividends and/or capital gains distributions in additional shares. Annualized distribution rate for common shareholders is the Fund's current monthly income dividend rate, annualized, and then divided by the NAV or the market price noted in the report. This annualized distribution rate assumes a current monthly income dividend rate to common shareholders of $0.065 for 12 months. This rate is as of June 30, 2002 and is subject to change. The important difference between a total return and an annualized distribution rate is that the total return takes into consideration a number of factors including the fluctuation of the NAV or the market price during the period reported. The NAV fluctuation includes the effects of unrealized appreciation or depreciation in the Fund. Accordingly, since an annualized distribution rate only reflects the current monthly income dividend rate annualized, it should not be used as the sole indicator to judge the return you receive from your Fund investment. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.
3 Lipper is an independent mutual-fund tracking organization.

M U N I C I P A L   P A R T N E R S   F U N D   I N C .

domestic economy are the main drivers of the Fund's top-down 4 investment decisions. SBAM then employs a bottom-up 5 approach that combines our proprietary evaluation tools with experienced judgment to identify relative value among various municipal securities.

At June 30, 2002, the Fund's long-term holdings consisted of 63 issues throughout 26 different states. The credit quality of the portfolio remained strong, with an average rating of AA. Sector weightings were well diversified, with the greatest emphasis in healthcare, industrial development and general obligation bonds.

MARKET REVIEW

The New Year commenced with short-term rates dropping due to technical factors arising from the "January effect." The January effect describes a temporary increase in the demand for money-market instruments caused by an influx of cash from maturing bonds and coupon interest chasing a dearth of supply.

In the latter portion of February, U.S. Federal Reserve Board ("Fed") Chairman Alan Greenspan made his biannual report to Congress on the state of the U.S. economy and Fed interest-rate policy. His comments indicated that he expected the pick-up in economic growth to be sluggish.

A significant rise in yields occurred during March, as a shift in monetary-policy sentiment coupled with positive economic data roiled the markets. At the conclusion of the March 19 Federal Open Market Committee
(FOMC) 6 meeting, the Fed changed its bias on monetary policy from "weakness" to "neutral," citing that "against the background of its long-run goals of price stability and sustainable economic growth and of the information currently available, the risks are balanced with respect to prospects for both goals."

At the May 7 FOMC meeting, the Fed voted unanimously to keep the overnight bank lending rate at 1.75%. Minutes of the meeting cited "the degree of the strengthening in final demand over coming quarters, an essential element in sustained economic expansion, is still uncertain." As the bond market continued its rise, tax-free instruments continued to look attractive.

In June, the Fed left rates unchanged for the fourth consecutive meeting versus 11 rate cuts in 2001. The Fed's dialogue exclaimed that economic activity continues to strengthen, but that the degree of strengthening remains uncertain.

MARKET OUTLOOK

We anticipate a record year for new-issue financing, as state and local governments are expected to take advantage of a renewed low interest-rate environment. In the weeks and months ahead, our strategy for the Fund will be to continue investing its assets in investment-grade securities.

--------------
4 Top-down investing begins with an assessment of trends in the general economy, followed by selecting those investments that the manager believes will most likely benefit from those trends.
5 Bottom-up investing focuses on the fundamental strength of individual companies and municipalities.
6 The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payment.

M U N I C I P A L   P A R T N E R S   F U N D   I N C .

ADDITIONAL INFORMATION

The Municipal Partners Fund Inc. is traded on the New York Stock Exchange under the symbol "MNP." Daily closing prices are available online under symbol XMNPX and in most newspapers under the New York Stock Exchange listings. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that provide weekly net asset value per share information. In addition, the Fund issues a quarterly allocation press release that can be found on most major financial web sites.

In a continuing effort to provide information concerning the Municipal Partners Fund Inc., shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Standard Time (EST), for the Fund's current net asset value, market price and other information regarding the Fund's portfolio holdings and allocations.

Finally, we would like to thank our investors for their continued confidence in our investment-management approach.

Sincerely,


/s/ Heath B. McLendon                                 /s/ Stephen Treadway

Heath B. McLendon                                     Stephen Treadway
Co-Chairman of the Board                              Co-Chairman of the Board


/s/ Robert E. Amodeo

Robert E. Amodeo
Executive Vice President

July 19, 2002

The information in this letter represents the opinion of the manager and is not intended to be a forecast of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 4 through 8 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of June 30, 2002 and is subject to change.

M U N I C I P A L   P A R T N E R S   F U N D   I N C .

Schedule of Investments (unaudited)
June 30, 2002

     FACE
    AMOUNT     RATING(a)                            SECURITY                                      VALUE
----------------------------------------------------------------------------------------------------------
Long-Term Investments -- 98.0%

ALABAMA -- 1.0%

 $1,225,000    BBB       Courtland, AL IDB, Solid Waste Disposal Revenue, (Champion
                             International Corp. Project), Series A, 7.000% due 11/1/22 ....  $  1,257,989
                                                                                              ------------
ARIZONA -- 0.4%
    500,000    AAA       Phoenix, AZ Civic Improvement Corp., Water System Revenue,
                             FGIC-Insured, 5.500% due 7/1/20 ...............................       529,595
                                                                                              ------------
COLORADO -- 0.8%
  1,000,000    A-        Colorado Springs, CO Hospital Revenue, 6.375% due 12/15/30 ........     1,046,590
                                                                                              ------------
DISTRICT OF COLUMBIA -- 1.6%
  2,000,000    AAA       District of Columbia Revenue, (American University),
                             AMBAC-Insured, 5.625% due 10/1/26 .............................     2,046,880
                                                                                              ------------
GEORGIA -- 0.1%
    170,000    AAA       Fulton County, GA Housing Authority, Single-Family Mortgage,
                             Series A, GNMA-Collateralized, 6.600% due 3/1/28 ..............       174,781
                                                                                              ------------
HAWAII -- 1.7%
  2,000,000    AAA       Hawaii State Airport System Revenue Refunding, Series B,
                             FGIC-Insured, 6.000% due 7/1/19 ...............................     2,150,960
                                                                                              ------------
ILLINOIS -- 17.8%
  3,750,000    AAA       Chicago, IL Board of Education, (Chicago School Reform),
                             AMBAC-Insured, 5.750% due 12/1/27 .............................     3,908,587
                         Chicago, IL Midway Airport Revenue, MBIA-Insured:
  2,000,000    AAA           Series A, 5.500% due 1/1/29 ...................................     2,026,160
  2,000,000    AAA           Series B, 5.625% due 1/1/29 ...................................     2,028,680
  4,500,000    AAA       Chicago, IL Refunding GO, Series A, MBIA-Insured,
                             5.000% due 1/1/41 .............................................     4,244,130
  2,000,000    Aaa*      Illinois Development Finance Authority, Revolving Fund Revenue,
                             5.250% due 9/1/12 .............................................     2,165,420
  1,000,000    AA+       Illinois Educational Facilities Authority Revenue, (Northwestern
                             University), 5.500% due 12/1/13 ...............................     1,110,540
  1,500,000    A+        Illinois Health Facilities Authority Revenue Refunding, (Lutheran
                             General Health System), Series C, 7.000% due 4/1/14 ...........     1,792,245
  1,500,000    AAA       Illinois State First Series, FSA-Insured, 5.500% due 5/1/16 .......     1,649,940
  3,000,000    AAA       Illinois State Sales Tax Revenue, Series V, 6.375% due 6/15/20,
                             Pre-Refunded 6/15/05 ..........................................     3,383,040
                                                                                              ------------
                                                                                                22,308,742
                                                                                              ------------

----------------------------------------------------------------------------------------------------------
                                          SEE NOTES TO FINANCIAL STATEMENTS.
Page 4

M U N I C I P A L   P A R T N E R S   F U N D   I N C .

June 30, 2002

     FACE
    AMOUNT     RATING(a)                            SECURITY                                      VALUE
----------------------------------------------------------------------------------------------------------
INDIANA -- 1.4%
 $1,750,000    AAA       Indiana State Revolving Fund Revenue, Series B, 5.000% due 8/1/23..  $  1,714,178
                                                                                              ------------

IOWA -- 0.9%
  1,000,000    A1*       Iowa Finance Authority, Hospital Facility Revenue, 6.750% due 2/15/16   1,096,000
                                                                                              ------------

KANSAS -- 1.2%
  1,430,000    AA        Kansas State Development Finance Authority, Health Facilities
                             Revenue, (Sisters of Charity), Series J, 6.250% due 12/1/28 ...     1,536,063
                                                                                              ------------

KENTUCKY -- 0.6%
    750,000    AAA       Louisville &Jefferson County, KY Metropolitan Sewer District, Sewer
                             & Drain System, Series A, FGIC-Insured, 5.000% due 5/15/30 ....       722,663
                                                                                              ------------

MAINE -- 1.3%
                         Maine State Housing Authority Mortgage Purchase:
  1,045,000    AA+           Series A-2, 6.650% due 11/15/25 ...............................     1,086,152
    525,000    AA+           Series A-4, 6.375% due 11/15/12 ...............................       533,631
                                                                                              ------------
                                                                                                 1,619,783
                                                                                              ------------
MARYLAND -- 2.5%
                         Maryland State Health & Higher Educational Facilities
                           Authority Revenue:
  1,500,000    Baa1*         Caroll County General Hospital, 6.000% due 7/1/37 .............     1,520,250
                             University of Maryland Medical System:
  1,000,000    Baa1*             6.750% due 7/1/30 .........................................     1,081,170
    500,000    A                 6.000% due 7/1/32 .........................................       512,850
                                                                                              ------------
                                                                                                 3,114,270
                                                                                              ------------
MASSACHUSETTS -- 7.8%
  3,500,000    AAA       Massachusetts State GO, Series C, FGIC-Insured,
                             5.500% due 11/1/14 ............................................     3,891,650
  2,500,000    AA-       Massachusetts State Health & Educational Facilities Authority Revenue,
                             (Partners Healthcare Systems), Series C, 5.750% due 7/1/32 ....     2,528,425
  3,170,000    AA+       Massachusetts State Water Pollution Abatement, Series A,
                             5.750% due 8/1/29 .............................................     3,330,782
                                                                                              ------------
                                                                                                 9,750,857
                                                                                              ------------
MINNESOTA -- 2.4%
  2,910,000    AA+       Minnesota State Housing Finance Agency, Single-Family Mortgage,
                             Series H, 6.500% due 1/1/26                                         2,982,314
                                                                                              ------------

----------------------------------------------------------------------------------------------------------
                                          SEE NOTES TO FINANCIAL STATEMENTS.
                                                                                                    Page 5

M U N I C I P A L   P A R T N E R S   F U N D   I N C .

June 30, 2002

     FACE
    AMOUNT     RATING(a)                            SECURITY                                      VALUE
----------------------------------------------------------------------------------------------------------
NEVADA -- 5.6%
$   500,000    AAA       Clark County, NV GO School District, Series C, MBIA-Insured,
                             5.000% due 6/15/10 ............................................  $    536,275
  1,350,000    AAA       Clark County, NV Passenger Facility Revenue, (McCarran International
                             Airport), Series A, MBIA-Insured, 5.750% due 7/1/23 ...........     1,382,360
                         Nevada Housing Division, Single-Family Program, Series B-2:
  4,150,000    Aa2*          6.400% due 10/1/25 ............................................     4,244,039
    775,000    Aa2*          6.950% due 10/1/26 ............................................       799,614
                                                                                              ------------
                                                                                                 6,962,288
                                                                                              ------------
NEW HAMPSHIRE -- 0.3%
    390,000    A+        New Hampshire State HFA, Single-Family Residential, Series A,
                             6.800% due 7/1/15                                                     398,381
                                                                                              ------------

NEW JERSEY -- 9.1%
  5,150,000    AAA       New Jersey EDA, PCR, (Public Service Electric and Gas Co. Project),
                             MBIA-Insured, 6.400% due 5/1/32 ...............................     5,388,033
  4,450,000    AAA       New Jersey EDA, Water Facilities Revenue, (New Jersey American Water
                             Co., Inc. Project), Series A, FGIC-Insured, 6.875% due 11/1/34      4,925,260
  1,000,000    A2*       New Jersey Health Care Facilities Financing Authority Revenue,
                             (Hackensack University Medical Center), 6.000% due 1/1/25 .....     1,031,550
                                                                                              ------------
                                                                                                11,344,843
                                                                                              ------------
NEW YORK -- 9.4%
  1,000,000    A         New York City, NY GO, Series A, 6.000% due 5/15/30 ................     1,062,660
                         New York City, NY Municipal Water Finance Authority,
                             Water & Sewer System Revenue, Series B:
  1,175,000    AA                5.750% due 6/15/29 ........................................     1,242,104
  1,000,000    AA                5.125% due 6/15/31 ........................................       971,330
  4,000,000    AA-       New York State Dormitory Authority Revenue, (State University
                             Educational Facilities), 5.500% due 5/15/26 ...................     4,072,040
  1,250,000    Aaa*      New York State Mortgage Agency Revenue, 24th Series,
                             6.125% due 10/1/30 ............................................     1,314,088
  2,000,000    AAA       New York State Urban Development Corp. Revenue, Correctional
                             Facilities, AMBAC-Insured, 5.375% due 1/1/25 ..................     2,033,800
    950,000    AAA       Port Authority of New York and New Jersey Construction,
                             96th Series, FGIC-Insured, 6.600% due 10/1/23 .................     1,031,567
                                                                                              ------------
                                                                                                11,727,589
                                                                                              ------------

----------------------------------------------------------------------------------------------------------
                                          SEE NOTES TO FINANCIAL STATEMENTS.
Page 6

M U N I C I P A L   P A R T N E R S   F U N D   I N C .

June 30, 2002

     FACE
    AMOUNT     RATING(a)                            SECURITY                                      VALUE
----------------------------------------------------------------------------------------------------------
OHIO -- 8.2%
$   750,000    A         Erie County, OH Hospital Facilities Revenue, (Firelands Regional
                             Medical Center), Series A, 5.625% due 8/15/32 .................  $    749,400
  2,000,000    BBB+      Miami County, OH Hospital Facilities Revenue Refunding &
                             Improvement, (Upper Valley Medical Center), 6.250% due 5/15/13      2,075,980
  7,200,000    A+        Ohio State Water Development Authority, Solid Waste Disposal
                             Revenue, (Cargill Inc.), 6.300% due 9/1/20 ....................     7,504,992
                                                                                              ------------
                                                                                                10,330,372
                                                                                              ------------
PENNSYLVANIA -- 3.7%
  3,500,000    AAA       Pennsylvania State Turnpike Commission, AMBAC-Insured,
                             5.000% due 7/15/41 ............................................     3,332,455
    250,000    AAA       Philadelphia, PA School District, Series A, FSA-Insured,
                             5.500% due 2/1/31 .............................................       256,355
    900,000    AAA       Pittsburgh, PA School District, Series A, FSA-Insured,
                             5.500% due 9/1/16 .............................................       995,499
                                                                                              ------------
                                                                                                 4,584,309
                                                                                              ------------
SOUTH CAROLINA -- 0.4%
    500,000    AAA       South Carolina State Public Service Authority Revenue, Series B,
                             FSA-Insured, 5.000% due 1/1/10 ................................       536,175
                                                                                              ------------
TENNESSEE -- 6.6%
  2,900,000    AA-       Humphreys County, TN IDB, Solid Waste Disposal Revenue,
                             (E.I. du Pont de Nemours and Co. Project), 6.700% due 5/1/24 ..     3,104,856
  3,500,000    AAA       Memphis-Shelby County, TN Airport Authority Revenue, Series D,
                             AMBAC-Insured, 6.000% due 3/1/24 ..............................     3,723,370
  1,335,000    AA        Tennessee Housing Development Agency, (Homeownership Program),
                             Series 2C, 6.350% due 1/1/31 ..................................     1,402,230
                                                                                              ------------
                                                                                                 8,230,456
                                                                                              ------------
TEXAS -- 6.6%
  1,500,000    AAA       Dallas, TX GO, Independent School District, 5.500% due 2/15/16 ....     1,613,670
  1,750,000    AAA       Harris County, TX GO, MBIA-Insured, zero coupon due 8/15/24 .......       501,253
                         Richardson, TX Hospital Authority Revenue, (Richardson
                           Medical Center):
  1,840,000    BBB+          6.750% due 12/1/23 ............................................     1,891,188
  1,160,000    BBB+          6.750% due 12/1/23, Pre-Refunded 12/1/03 ......................     1,261,894
    255,000    AA        Texas State Veterans Housing Assistance, 6.800% due 12/1/23 .......       267,855
  2,750,000    A         West Side Calhoun County, TX Navigation District Solid Waste
                             Disposal Revenue, (Union Carbide Chemicals), 6.400% due 5/1/23      2,780,278
                                                                                              ------------
                                                                                                 8,316,138
                                                                                              ------------

----------------------------------------------------------------------------------------------------------
                                          SEE NOTES TO FINANCIAL STATEMENTS.
                                                                                                    Page 7

M U N I C I P A L   P A R T N E R S   F U N D   I N C .

June 30, 2002

     FACE
    AMOUNT     RATING(a)                            SECURITY                                      VALUE
----------------------------------------------------------------------------------------------------------
VIRGINIA -- 1.5%
 $2,000,000    BBB       Giles County, VA IDA Revenue, (Hoechst Celanese Project),
                             5.950% due 12/1/25 ............................................  $  1,862,800
                                                                                              ------------
WASHINGTON -- 5.1%
  4,250,000    AAA       Seattle, WA GO, Series B, FSA-Insured, 5.750% due 12/1/28 .........     4,446,265
    700,000    AA+       Washington State GO, Series C, 5.500% due 7/1/18 ..................       762,510
  1,200,000    AAA       Washington State Public Power Supply System Revenue Refunding,
                             (Nuclear Project No. 1), Series A, MBIA-Insured,
                             5.125% due 7/1/17 .............................................     1,228,956
                                                                                              ------------
                                                                                                 6,437,731
                                                                                              ------------
                         Total  Long-Term  Investments (Cost -- $116,700,049) ..............   122,782,747
                                                                                              ------------

Short-Term  Investments -- 2.0%

CALIFORNIA -- 0.5%
    650,000    A-1+      Orange County, CA COP, Water District, VRDD, 1.000% due 8/15/15 ...       650,000
                                                                                              ------------

IDAHO -- 1.1%
  1,400,000    A-1+      Idaho Health Facilities Authority Revenue, (Lukes Medical Center),
                             VRDD, 1.000% due 7/1/30 .......................................     1,400,000
                                                                                              ------------

NEW YORK -- 0.2%
    300,000    A-1       New York, NY Sub-Series B-2, VRDD, 1.000% due 8/15/20 .............       300,000
                                                                                              ------------

TEXAS -- 0.2%
    200,000    A-1+      Guadalupe-Blanco River Authority, TX PCR,
                             (Central Power & Light Co. Project), VRDD, 1.800% due 11/1/15..       200,000
                                                                                              ------------
                         Total Short-Term Investments (Cost -- $2,550,000) .................     2,550,000
                                                                                              ------------

                         Total Investments -- 100% (Cost -- $119,250,049**) ................  $125,332,747
                                                                                              ============

---------------
(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service, Inc.
**  Aggregate cost for Federal income tax purposes is substantially the same.

    See pages 9 and 10 for definitions of ratings and certain security descriptions.

----------------------------------------------------------------------------------------------------------
                                          SEE NOTES TO FINANCIAL STATEMENTS.
Page 8

M U N I C I P A L   P A R T N E R S   F U N D   I N C .

Long-Term Securities Ratings (unaudited)

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA  - Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
       Capacity to pay interest and repay principal is extremely strong.

AA   - Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A    - Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB   - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa - Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa   - Bonds rated "Aa" are judged to be of high quality by all standards.
       Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A    - Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR   - Indicates that the bond is not rated by Moody's or Standard & Poor's as indicated.

M U N I C I P A L   P A R T N E R S   F U N D   I N C .

Short-Term Securities Ratings (unaudited)

SP-1 - Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 - Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 - Moody's highest rating for issues having a demand feature - VRDO.

P-1 - Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Security Descriptions (unaudited)

ABAG     - Association of Bay Area Governors        HDC       - Housing Development Corporation
AIG      - American International Guaranty          HFA       - Housing Finance Authority
AMBAC    - American Municipal Bond Assurance        IDA       - Industrial Development Authority
                 Corporation                        IDB       - Industrial Development Board
BAN      - Bond Anticipation Notes                  IDR       - Industrial Development Revenue
BIG      - Bond Investors Guaranty                  INFLOS    - Inverse Floaters
CGIC     - Capital Guaranty Insurance Company       ISD       - Independent School District
CHFCLI   - California Health Facility               LEVRRS    - Leveraged Reverse Rate Securities
                 Construction Loan Insurance        LOC       - Letter of Credit
CONNIE                                              MBIA      - Municipal Bond Investors Assurance
  LEE    - College Construction Loan Association                    Corporation
COP      - Certificate of Participation             MVRICS    - Municipal Variable Rate Inverse
EDA      - Economic Development Authority                           Coupon Security
EDR      - Economic Development Revenue             PCR       - Pollution Control Revenue
FGIC     - Financial Guaranty Insurance Company     PSFG      - Permanent School Fund Guaranty
FHA      - Federal Housing Administration           RAN       - Revenue Anticipation Notes
FHLMC    - Federal Home Loan Mortgage               RIBS      - Residual Interest Bonds
                 Corporation                        RITES     - Residual Interest Tax-Exempt Securities
FLAIRS   - Floating Adjustable Interest Rate        SYCC      - Structured Yield Curve Certificate
                 Securities                         TAN       - Tax Anticipation Notes
FNMA     - Federal National Mortgage Association    TECP      - Tax Exempt Commercial Paper
FRTC     - Floating Rate Trust Certificates         TOB       - Tender Option Bonds
FSA      - Financial Security Assurance             TRAN      - Tax and Revenue Anticipation Notes
GIC      - Guaranteed Investment Contract           VA        - Veterans Administration
GNMA     - Government National Mortgage             VRDD      - Variable Rate Daily Demand
                 Association                        VRWE      - Variable Rate Wednesday Demand
GO       - General Obligation Bonds

M U N I C I P A L   P A R T N E R S   F U N D   I N C .

Statement of Assets and Liabilities (unaudited)
June 30, 2002

ASSETS:
     Investments, at value (Cost -- $119,250,049) .....................................    $  125,332,747
     Cash .............................................................................             9,844
     Receivable for securities sold ...................................................         4,494,938
     Interest receivable ..............................................................         1,774,673
     Prepaid expenses .................................................................            12,967
                                                                                           --------------
     Total Assets .....................................................................       131,625,169
                                                                                           --------------

LIABILITIES:
     Payable for securities purchased .................................................         6,569,070
     Management fee payable ...........................................................            61,497
     Preferred dividends payable ......................................................             8,214
     Accrued expenses .................................................................            69,959
                                                                                           --------------
     Total Liabilities ................................................................         6,708,740
                                                                                           --------------
AUCTION RATE PREFERRED STOCK
  (800 shares authorized and issued at $50,000 per share) (Note 5) ....................        40,000,000
                                                                                           --------------
TOTAL NET ASSETS ......................................................................    $   84,916,429
                                                                                           ==============

NET ASSETS:
     Common Stock ($0.001 par value, 100,000,000 shares authorized; 5,757,094
        shares outstanding) ...........................................................    $        5,757
     Additional paid-in capital .......................................................        79,673,514
     Undistributed net investment income ..............................................           972,173
     Accumulated net realized loss from security transactions .........................        (1,817,713)
     Net unrealized appreciation of investments .......................................         6,082,698
                                                                                           --------------
TOTAL NET ASSETS ......................................................................    $   84,916,429
                                                                                           ==============

Net Asset Value Per Share ($84,916,429 / 5,757,094 capital shares outstanding) ........            $14.75
                                                                                                   ======

---------------------------------------------------------------------------------------------------------
                                             SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                  PAGE 11

M U N I C I P A L   P A R T N E R S   F U N D   I N C .

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2002

INVESTMENT INCOME:
     Interest..........................................................................  $ 3,422,545
                                                                                         -----------
EXPENSES:
     Management fee (Note 2) ..........................................................      368,855
     Auction agent fees ...............................................................       54,021
     Audit and tax services ...........................................................       34,752
     Shareholder communications .......................................................       25,311
     Directors' fees ..................................................................       17,753
     Transfer agent ...................................................................       13,019
     Listing fees .....................................................................       11,157
     Legal ............................................................................        8,384
     Custody ..........................................................................        6,992
     Other ............................................................................       22,918
                                                                                         -----------
     Total Expenses ...................................................................      563,162
                                                                                         -----------
NET INVESTMENT INCOME .................................................................    2,859,383
                                                                                         -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
     Net Realized Gain From Security Transactions (excluding short-term securities):
        Proceeds from sales ...........................................................   41,225,610
        Cost of securities sold .......................................................   40,611,166
                                                                                         -----------
     Net Realized Gain ................................................................      614,444
                                                                                         -----------
     Change in Net Unrealized Appreciation of Investments:
        Beginning of period ...........................................................    4,959,806
        End of period .................................................................    6,082,698
                                                                                         -----------
     Increase in Net Unrealized Appreciation ..........................................    1,122,892
                                                                                         -----------
Net Gain on Investments ...............................................................    1,737,336
                                                                                         -----------
Distributions Paid to Auction Rate Preferred Stockholders From Net Investment Income ..    (291,388)
                                                                                         -----------
Increase in Net Assets From Operations ................................................  $ 4,305,331
                                                                                         ===========

----------------------------------------------------------------------------------------------------
                                     SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 12

M U N I C I P A L   P A R T N E R S   F U N D   I N C .

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2002 (unaudited) and the Year Ended December 31, 2001

                                                                                  2002           2001
----------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income.................................................   $  2,859,383   $  5,946,848
     Net realized gain ....................................................        614,444      1,460,024
     Increase (decrease) in net unrealized appreciation....................      1,122,892     (1,281,430)
     Distributions paid to Auction Rate Preferred Stockholders
              from net investment income ..................................       (291,388)    (1,186,198)
                                                                              ------------   ------------
     INCREASE IN NET ASSETS FROM OPERATIONS................................      4,305,331      4,939,244
                                                                              ------------   ------------
DIVIDENDS PAID TO COMMON STOCK SHAREHOLDERS:
     Net investment income.................................................     (2,166,970)    (4,228,010)
                                                                              ------------   ------------
     DECREASE IN NET ASSETS FROM DIVIDENDS PAID TO
         Common Stock Shareholders.........................................     (2,166,970)    (4,228,010)
                                                                              ------------   ------------
INCREASE IN NET ASSETS.....................................................      2,138,361        711,234
NET ASSETS:
     Beginning of period...................................................     82,778,068     82,066,834
                                                                              ------------   ------------
     END OF PERIOD*........................................................   $ 84,916,429   $ 82,778,068
                                                                              ============   ============
* Includes undistributed net investment income of: ........................       $972,173       $571,148
                                                                                  ========       ========

Statement of Cash Flows (unaudited)
For the Six Months Ended June 30, 2002

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
     Proceeds from sales of portfolio securities........................................     $ 36,795,672
     Purchases of portfolio securities..................................................      (34,796,614)
     Net purchases of short-term securities.............................................       (2,500,000)
                                                                                             ------------
                                                                                                 (500,942)

     Net investment income..............................................................        2,859,383
     Amortization of net premium on investments.........................................           38,758
     Net change in receivables/payables related to operations...........................           19,237
                                                                                             ------------
     NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES....................................        2,416,436
                                                                                             ------------
CASH FLOWS USED BY FINANCING ACTIVITIES:
     Common stock dividends paid........................................................       (2,166,970)
     Preferred stock dividends paid.....................................................         (280,951)
                                                                                             ------------
     NET CASH FLOWS USED BY FINANCING ACTIVITIES........................................       (2,447,921)
                                                                                             ------------
NET DECREASE IN CASH....................................................................          (31,485)
Cash, Beginning of period...............................................................           41,329
                                                                                             ------------
Cash, End of period.....................................................................     $      9,844
                                                                                             ============

----------------------------------------------------------------------------------------------------------
                                  SEE NOTES TO FINANCIAL STATEMENTS.
                                                                                                  PAGE 13

M U N I C I P A L   P A R T N E R S   F U N D   I N C .

Notes to Financial Statements (unaudited)


Note 1. Organization and Significant Accounting Policies

Municipal Partners Fund Inc. ("Fund") was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund's primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of Salomon Brothers Asset Management Inc ("Investment Adviser"), may appreciate in value relative to other similar obligations in the marketplace.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

SECURITIES VALUATION. Tax-exempt securities are valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. The Fund amortizes premiums and accretes discounts on securities purchased using the effective interest method.

FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its income and capital gains, if any, to its shareholders. Therefore, no federal income tax or excise tax provision is required. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

DIVIDENDS AND DISTRIBUTIONS. The Fund declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Long-term capital gains, if any, in excess of loss carryovers (See Note 4) are expected to be distributed annually. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends and distributions to

M U N I C I P A L   P A R T N E R S   F U N D   I N C .

preferred shareholders are accrued on a weekly basis and are determined as described in Note 5. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

CASH FLOW INFORMATION. The Fund invests in securities and distributes dividends from net investment income and net realized gains from investment transactions. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and amortizing premium or accreting discount on debt obligations.

Note 2. Management and Advisory Fees and Other Transactions

The Fund has entered into a management agreement with PIMCO Funds Advisors LLC ("Investment Manager"), an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P., formerly known as PIMCOAdvisors L.P., a wholly-owned subsidiary of Allianz AG, pursuant to which the Investment Manager, among other things, supervises the Fund's investment program and monitors the performance of the Fund's service providers.

The Investment Manager and the Fund entered into an investment advisory and administration agreement with the Investment Adviser, a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which, in turn, is a subsidiary of Citigroup Inc., pursuant to which the Investment Adviser provides investment advisory and administrative services to the Fund. The Investment Adviser is responsible on a day-to-day basis for the management of the Fund's portfolio in accordance with the Fund's investment objectives and policies and for making decisions to buy, sell, or hold particular securities and is responsible for day-to-day administration of the Fund. The Investment Adviser has delegated certain administrative services to Smith Barney Fund Management LLC ("SBFM"), an affiliate of the Investment Adviser, pursuant to a Sub-Administration Agreement between the Investment Adviser and SBFM.

The Fund pays the Investment Manager a monthly fee at an annual rate of 0.60% of the Fund's average weekly net assets for its services, and the Investment Manager pays the Investment Adviser a monthly fee at an annual rate of 0.36% of the Fund's average weekly net assets for its services. For purposes of calculating the fees, the liquidation value of any outstanding preferred stock of the Fund is not deducted in determining the Fund's average weekly net assets.

Certain officers and/or directors of the Fund are also officers and/or directors of the Investment Manager or the Investment Adviser.

At June 30, 2002, the Investment Adviser owned 4,275 shares of the Fund.

M U N I C I P A L   P A R T N E R S   F U N D   I N C .

Note  3. Investments

During the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Purchases...................................................   $41,365,684
                                                               ===========
Sales.......................................................   $41,225,610
                                                               ===========

At June 30, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation...............................   $ 6,227,844
Gross unrealized depreciation...............................      (145,146)
                                                               -----------
Net unrealized appreciation.................................   $ 6,082,698
                                                               ===========

Note  4. Capital  Loss  Carryforwards

At December 31, 2001, the Fund had, for Federal income tax purposes approximately $2,432,000 of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and expiration of the carryforwards are indicated below. Expiration occurs on December 31 of the year indicated:

                                   2003        2004       2007         2008
                                   -----       -----      -----        -----
Carryforward Amounts............. $293,000    $52,000    $620,000   $1,467,000


Note  5. Preferred  Stock

On April 2, 1993, the Fund closed its public offering of 800 shares of $0.001 par value Auction Rate Preferred Stock ("Preferred Shares") at an offering price of $50,000 per share. The Preferred Shares have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) and subject to certain restrictions, are redeemable in whole or in part.

Dividend rates generally reset every 28 days and are determined by auction procedures. The dividend rates on the Preferred Shares during the six months ended June 30, 2002 ranged from 1.149% to 2.027%. The weighted average dividend rate for the six months ended June 30, 2002 was 1.469%. The Board of Directors designated the dividend period commencing June 25, 2002 as a Special Rate Period. Pursuant to this Special Rate Period, the dividend rate set by the auction held on June 24, 2002 remained in effect through July 1, 2002. The dividend rate for this Special Rate Period was 1.249%.

M U N I C I P A L   P A R T N E R S   F U N D   I N C .

The Fund is subject to certain restrictions relating to the Preferred Shares. The Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%. The Preferred Shares are also subject to mandatory redemption at $50,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in its Articles Supplementary are not satisfied.

The Preferred Shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two directors and on certain matters affecting the rights of the Preferred Shares.

The issuance of preferred stock poses certain risks to holders of common stock, including, among others the possibility of greater market price volatility and in certain market conditions, the yield to holders of common stock may be adversely affected.

Under Emerging Issues Task Force ("EITF") announcement Topic D-98, Classification and Measurement of Redeemable Securities, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurence of an event that is not solely within the control of the issuer. Subject to the guidance of the EITF, the Fund's preferred stock, which was previously classified as a component of net assets, has been reclassified outside of permanent equity (net assets) in the accompanying financial statements. Prior year amounts have also been reclassified to conform with this presentation. The impact of this reclassification creates no change to the net assets available to common shareholders.

Note  6. Concentration  of  Credit  Risk

Since the Fund invests a portion of its assets in issuers located in a single state, it may be affected by economic and political developments in a specific state or region. Certain debt obligations held by the Fund are entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Note  7. Events  Subsequent  to  June  30,  2002

COMMON STOCK DIVIDENDS. On May 3, 2002, the Board of Directors of the Fund declared two common share dividends from net investment income, each in the amount of $0.0650 per share, payable on July 26 and August 30, 2002 to shareholders of record on July 16 and August 13, 2002, respectively.

M U N I C I P A L   P A R T N E R S   F U N D   I N C .

PREFERRED STOCK DIVIDENDS. The Board of Directors designated each of the following dividend periods as a Special Rate Period. With each auction date, the regular auction procedure resumes, subject to the Fund's ability to designate any subsequent dividend period as a Special Rate Period.

        Auction      Commencement of     Rate Effective       Preferred
         Date          Rate Period           Through            Rate
-------------------------------------------------------------------------------
         7/1/02           7/2/02               7/8/02           1.199%
         7/8/02           7/9/02              7/15/02           1.199
        7/15/02          7/16/02              7/22/02           1.195
        7/22/02          7/23/02              7/29/02           1.350
        7/29/02          7/30/02               8/5/02           1.500
         8/5/02           8/6/02              8/12/02           1.100
-------------------------------------------------------------------------------

M U N I C I P A L   P A R T N E R S   F U N D   I N C .


Financial Highlights

Data for a share of common stock outstanding throughout each year ended December 31, unless otherwise noted:

                                              2002(1)      2001        2000        1999        1998       1997
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
    Beginning of Period....................    $14.38     $14.25      $13.12      $14.92      $14.85     $13.99
                                               ------     ------      ------      ------      ------     ------
INCOME (LOSS) FROM OPERATIONS:
    Net investment income..................      0.50       1.03        1.06        1.02        1.04       1.06
    Net realized and unrealized gain (loss)      0.30       0.04        1.14        (1.77)      0.09       0.86
    Distributions paid to Auction Rate
        Preferred Stockholders from net
        investment income..................     (0.05)     (0.21)      (0.29)      (0.25)      (0.26)     (0.26)
                                               ------     ------      ------      ------      ------     ------
Total Income (Loss) From Operations .......      0.75       0.86        1.91       (1.00)       0.87       1.66
                                               ------     ------      ------      ------      ------     ------
LESS DIVIDENDS PAID TO:
    Common Stock shareholders from
        net investment income..............     (0.38)     (0.73)      (0.78)      (0.80)      (0.80)     (0.80)
                                               ------     ------      ------      ------      ------     ------
Total Dividends Paid to Common
    Stock Shareholders ....................     (0.38)     (0.73)      (0.78)      (0.80)      (0.80)     (0.80)
                                               ------     ------      ------      ------      ------     ------
NET ASSET VALUE, END OF PERIOD.                $14.75     $14.38      $14.25      $13.12      $14.92     $14.85
                                               ======     ======      ======      ======      ======     ======
MARKET VALUE, END OF PERIOD................    $13.20     $12.59    $12.0625    $10.9375     $14.125     $13.50
                                               ======     ======      ======      ======      ======     ======
TOTAL RETURN, BASED ON
    Market Price(2)........................      7.92%++   10.52%      17.90%     (17.52)%     10.89%     22.31%
RATIOS TO AVERAGE NET ASSETS BASED
ON COMMON SHARES OUTSTANDING(3):
    Operating expenses.....................      1.35%+     1.33%       1.36%       1.30%       1.28%      1.34%
    Net investment income..................      6.86%+     7.10%       7.84%       7.18%       6.99%      7.47%
NET ASSETS OF COMMON SHARES,
    End of Period (000s)...................   $84,916    $82,778     $82,067     $75,513     $85,905    $85,486
PORTFOLIO TURNOVER RATE....................        34%        34%         31%         54%         32%        27%
AUCTION RATE PREFERRED STOCK:
    Total Amount Outstanding (000s)          $ 40,000   $ 40,000    $ 40,000    $ 40,000    $ 40,000   $ 40,000
    Asset Coverage Per Share...............   156,145    153,473     152,584     144,391     157,381    156,858
    Involuntary Liquidating Preference
        Per Share..........................    50,000     50,000      50,000      50,000      50,000     50,000
    Average Market Value Per Share             50,000     50,000      50,000      50,000      50,000     50,000

----------------------------------------------------------------------------------------------------------------
(1) For the six months ended June 30, 2002 (unaudited).
(2) For purposes of this calculation, dividends on common shares are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.
(3) Ratios calculated on the basis of income and expenses relative to the average net assets of common shares and excludes the effect of dividend payments to preferred shareholders.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

                                                                                                        Page 19

M U N I C I P A L   P A R T N E R S   F U N D   I N C .


Additional Shareholder Information (unaudited)

On April 11, 2002, the Annual Meeting of the Fund's Stockholders was held for the purpose of voting on the following matter:

1. The election of Heath B. McLendon as a Class II Director until the year 2005.

The results of the vote on Proposal 1 were as follows:

                                                        PREFERRED                PREFERRED
                               PREFERRED   % OF SHARES    VOTES     % OF SHARES    VOTES     % OF SHARES
NAME OF DIRECTOR               VOTES FOR      VOTED      AGAINST       VOTED     ABSTAINED      VOTED
----------------------------------------------------------------------------------------------------------
Heath B. McLendon                 749        100.0%         0          0.0%          0          0.0%

M U N I C I P A L   P A R T N E R S   F U N D   I N C .

Dividend Reinvestment Plan (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission, the following additional disclosure is provided.

Pursuant to the Fund's Dividend Reinvestment Plan ("Plan"), holders of Common Stock whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by State Street Bank and Trust Company ("Plan Agent") in Fund shares pursuant to the Plan, unless they elect to receive distributions in cash. Holders of Common Stock who elect to receive distributions in cash will receive all distributions in cash by check in dollars mailed directly to the holder by the Plan Agent as dividend-paying agent. Holders of Common Stock who do not wish to have distributions automatically reinvested should notify the Plan Agent at the address below. Distributions with respect to Common Stock registered in the name of a bank, broker-dealer or other nominee (i.e., in "street name") will be reinvested under the Plan unless the service is not provided by the bank, broker-dealer or other nominee or the holder elects to receive dividends and distributions in cash. Investors who own shares registered in the name of a bank, broker-dealer or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the holders of Common Stock in administering the Plan. After the Fund declares a dividend on the Common Stock or determines to make a capital gain distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy the Fund's Common Stock in the open market, on the New YorkStock Exchange or elsewhere, for the participants' accounts. The Fund will not issue any new shares of Common Stock in connection with the Plan.

Participants have the option of making additional cash payments to the Plan Agent, monthly, in a minimum amount of $250, for investment in the Fund's Common Stock. The Plan Agent will use all such funds received from participants to purchase shares of Common Stock in the open market on or about the first business day of each month. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares of Common Stock in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

In the case of holders of Common Stock, such as banks, broker-dealers or other nominees, who hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares of Common Stock certified from time to time by the

M U N I C I P A L   P A R T N E R S   F U N D   I N C .

holders as representing the total amount registered in such holders' names and held for the account of beneficial owners that have not elected to receive distributions in cash.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent's fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions and voluntary cash payments made by the participant. The receipt of dividends and distributions under the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

Participants may terminate their accounts under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if notice in writing is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Upon termination, the Plan Agent will send the participant a certificate for the full shares held in the account and a cash adjustment for any fractional shares or, upon written instruction from the participant, the Plan Agent will sell part or all of the participant's shares and remit the proceeds to the participant, less a $2.50 fee plus brokerage commission for the transaction.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to all participants in the Plan at least 30 days before the record date for the dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent upon at least 30 days' written notice to participants in the Plan.

All correspondence concerning the Plan should be directed toState Street Bank and Trust Company, P.O. Box 8209, Boston, Massachusetts 02266-8209.

                      ------------------------------------

This report is transmitted to the shareholders of Municipal Partners Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

M U N I C I P A L   P A R T N E R S   F U N D   I N C .


Directors

LESLIE H. GELB                                                  Municipal Partners Fund Inc.
      President, The Council                                          125 Broad Street
      on Foreign Relations                                            10th Floor, MF-2
HEATH B. MCLENDON                                                     New York, New York 10004
      Co-Chairman of the Board;                                       Telephone 1-888-777-0102
      Managing Director,
      Salomon Smith Barney Inc.                                 INVESTMENT ADVISER
      President and Director,                                         Salomon Brothers Asset Management Inc
      Smith Barney Fund Management LLC                                388 Greenwich Street
      and Travelers Investment Adviser, Inc.                          New York, New York 10013
RIORDAN ROETT
      Professor and Director, Latin American                    INVESTMENT MANAGER
      Studies Program, Paul H. Nitze                                  PIMCO Funds Advisors LLC
      School of Advanced International Studies,                       1345 Avenue of the Americas
      The Johns Hopkins University                                    New York, New York 10105
JESWALD W. SALACUSE
      Henry J. Braker Professor of                              AUCTION AGENT
      Commercial Law and formerly Dean,                               Bankers Trust Company
      The Fletcher School of Law &Diplomacy,                          4 Albany Street
      Tufts University                                                New York, New York 10006
STEPHEN TREADWAY
      Co-Chairman of the Board;                                 CUSTODIAN
      Managing Director,                                              State Street Bank and Trust Company
      Allianz Dresdner Asset                                          225 Franklin Street
      Management of America L.P.                                      Boston, Massachusetts 02110
      Managing Director and
      Chief Executive Officer                                   DIVIDEND DISBURSING AND TRANSFER AGENT
      PIMCO Funds Distributors LLC                                    State Street Bank and Trust Company
CHARLES F. BARBER, Emeritus                                           225 Franklin Street
      Consultant; formerly Chairman,                                  Boston, Massachusetts 02110
      ASARCO Inc.
                                                                LEGAL COUNSEL
Officers                                                              Simpson Thacher & Bartlett
HEATH B. MCLENDON                                                     425 Lexington Avenue
      Co-Chairman of the Board                                        New York, New York 10017
STEPHEN TREADWAY
      Co-Chairman of the Board                                  INDEPENDENT ACCOUNTANTS
PETER J. WILBY                                                        PricewaterhouseCoopers LLP
      President                                                       1177 Avenue of the Americas
LEWIS E. DAIDONE                                                      New York, New York 10036
      Chief Administrative Officer
IRVING P. DAVID                                                 NEW YORK STOCK EXCHANGE SYMBOL
      Chief Financial Officer and Treasurer                           MNP
ROBERT E. AMODEO
      Executive Vice President
NEWTON B. SCHOTT JR.
      Executive Vice President
BRIAN S. SHLISSEL
      Executive Vice President
FRANCES M. GUGGINO
      Controller
CHRISTINA T. SYDOR
      Secretary

                 Municipal Partners
                 Fund Inc.


                 Semi-Annual Report
                 JUNE 30, 2002



                    -------------------------------------
                        Salomon Brothers Asset Management
                        ---------------------------------------



State Street Bank and Trust Company
P.O. Box 8200
Boston, Massachusetts 02266-8200


                                               PRESORTED
                                               STANDARD
                                             U.S. POSTAGE
                                                 PAID
                                           S. HACKENSACK, NJ
                                            PERMIT No. 750



                                                MNPSEMI 6/02
                                                     02-3623